Income Taxes (Componenets of the Company's Deductible Temporary Differences and Unused Tax Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses	$ 35,544	$ 35,283
Non-capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses	30,508	30,984
Investment Tax Credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses	1,649	1,349
Scientific Research And Experimental Development [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses	745	745
Property, Plant, and Equipment and Intellectual Property [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses	1,592	1,406
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses	200	131
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses	$ 850	$ 669